Significant Accounting Estimates And Judgements	12 Months Ended
Dec. 31, 2023
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Significant Accounting Estimates And Judgements
3.	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS
In preparing these consolidated financial statements, Management has made estimates about the future that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Therefore, variables and assumptions derived from historical experience and other factors deemed relevant were used. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.
3.1 Revenue from long-term contracts
As per Note 2.3.16, a significant portion of revenue in the Defense & Security segment arises from long-term contracts. These revenues are recognized over time and measured according to the PoC method, which places considerable importance on estimated total costs. Therefore, for the determination of the performance obligations, significant estimates are used to estimate the total contract costs and the remaining costs to completion.
During the execution of the contract, the Company evaluates the costs incurred and, if necessary, the total estimated costs for completion are adjusted to reflect variations, mainly those arising from significant changes in circumstances and new events, such as contractual modifications.
A contract modification may involve changes in scope, price, or both. In long-term contracts of the Defense & Security segment, such modifications may include changes in price due to escalation, rebalance of price due to changes in cost structure, scope increases or decreases, or revision of delivery schedules. The existence of a contract modification requires a review of the revenue recognition assumptions over time (including revenue and estimated costs at completion) by Management.
Revenue resulting from a contract modification is recognized only when the subject of modification is approved by the contract parties, which usually occurs upon the signing of a contract amendment in the Defense & Security segment. A contract modification may also exist even if the parties to the contract are in dispute over the scope or price of the modification if the changes in rights and obligations of the parties as a result of modification are enforceable under the terms of the original contract and the applicable law.
Any adjustments to revenues and estimated costs to completion are recognized cumulatively in profit or loss when the circumstances leading to the revision are identified by Management.
In a hypothetical scenario of a 10% increase or decrease over Management’s projection of estimated costs at completion of long-term contracts in progress during 2023, the Company’s revenue and gross
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it
 in the year would be lower by US$ 96.7 or would increase by US$ 114.1, respectively.

3.2 Impairment of long-lived assets
The assumptions used by the Company when calculating impairment is shown below:
Gross expected cash flow:
projection of cash inflows and outflows based on past performance considering its business strategy and market development expectations. These projections also consider the efficiency gains planned for the product cycle.
Growth rates:
the growth rates are reflected in the revenue flow and the gross margin budgeted by the Company, consistent with the forecasts included in industry reports.
Discount rates:
a rate that reflects investors’ expected return at the time the calculation is made. This rate is also compared with the market to validate its consistency.
Foreign exchange rate US$/Reais (“R$”):
the future cash flows of CGUs that have revenues predominantly in dollars (such as Commercial Aviation and Executive Aviation units) are sensitive to oscillations and structural changes in the level of the US$/R$ exchange rate, given that certain production costs and general expenses are carried out in R$ (like payroll). The devaluation of the R$ against the US$ can generate positive impacts on future cash flows, while the appreciation of the R$ can generate a reduction in the future cash flows of these units and possible impairment losses. The Company uses derivative financial instruments to protect short-term fluctuations, as described in Note 8.
For additional information on the impairment test, see Note 16.